Provisions for employee benefits - Costs charged to the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Benefit Plans [Line Items]
Current service cost	€ 71	€ 64
Past service cost and (gains) losses on settlements	12	84
- interest cost on liabilities	38	49
- interest income on plan assets	(14)	(19)
Interest cost (income), net	24	30
Remeasurements for long-term plans	1	(2)
Administrative fees paid	1
Total	109	176
Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	11	10
Total	96	156
Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	13	20
Total	13	20
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	56	51
Past service cost and (gains) losses on settlements	3	91
- interest cost on liabilities	11	10
Interest cost (income), net	11	10
Remeasurements for long-term plans	1	(2)
Total	71	150
Other benefit plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	11	10
Total	71	150
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Current service cost	15	13
Past service cost and (gains) losses on settlements	9	(7)
- interest cost on liabilities	27	39
- interest income on plan assets	(14)	(19)
Interest cost (income), net	13	20
Administrative fees paid	1
Total	38	26
Defined benefit plan | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	25	6
Defined benefit plan | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	13	20
Total	13	20
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	1	1
Past service cost and (gains) losses on settlements		2
- interest cost on liabilities	5	6
Interest cost (income), net	5	6
Total	6	9
Italian defined benefit plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	1	3
Italian defined benefit plans | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	5	6
Total	5	6
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Current service cost	12	10
Past service cost and (gains) losses on settlements	9	(13)
- interest cost on liabilities	18	29
- interest income on plan assets	(14)	(19)
Interest cost (income), net	4	10
Administrative fees paid	1
Total	26	7
Foreign defined benefit plan | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	22	(3)
Foreign defined benefit plan | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	4	10
Total	4	10
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	2	2
Past service cost and (gains) losses on settlements		4
- interest cost on liabilities	4	4
Interest cost (income), net	4	4
Total	6	10
FISDE and other foreign medical plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	2	6
FISDE and other foreign medical plans | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	4	4
Total	€ 4	€ 4